UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6118

TAX FREE RESERVES PORTFOLIO
 (Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: FEBRUARY 29, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

Tax Free Reserves Portfolio

S C H E D U L E   O F   I N V E S T M E N T S

February 29, 2004

(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual and Semi-Annual
Tender Revenue
Bonds and Notes (Puts) — 7.3%

Colorado Housing and
Finance Authority,
AMT,
1.20% due 3/01/04 $	$ 5,000	$ 5,000,000
Georgia State, Road &
Tollway Authority,
2.25% due 10/01/04	7,015	7,064,134
Indiana Health Facilities
Finance Authority
Hospital Revenue,
1.15% due 3/02/04	17,900	17,900,000
Maryland State
Community
Development
Administration, AMT,
1.25% due 12/21/04	4,000	4,000,000
Michigan State,
2.00% due 9/30/04	15,000	15,088,765
Michigan State
Housing Development
Authority, AMT,
1.20% due 12/15/04	9,000	9,000,000
New Jersey State,
2.00% due 6/25/04	33,000	33,113,846
New Jersey State
Housing & Mortgage
Finance Agency, AMT,
1.10% due 4/01/04	8,000	8,000,000
Old Rochester,
Massachusetts,
Regional School
District,
2.00% due 2/18/05	15,000	15,122,203
Tennessee, Housing
Development Agency,
2.00% due 7/01/04	4,385	4,399,112
Texas Department of
Housing & Community
Affairs,
1.10% due 5/03/04	5,000	5,000,000
Vermont Educational
and Health Buildings
Financing Agency,
1.10% due 11/01/04	9,900	9,900,000

		133,588,060

Bond, Revenue,Tax and Tax
and Revenue Anticipation
Notes — 15.6%

Boulder Valley,
Colorado, School
District,TANs,
2.00% due 6/30/04	20,000	20,063,277

	Principal
	Amount
Issuer	(000’s omitted)	Value

Essex County,
New Jersey, BANs,
2.00% due 11/04/04	$ 42,000	$ 42,224,871
Essex County,
New Jersey,
Improvement Authority,
BANs,
2.00% due 8/05/04	7,000	7,028,213
Hudson, Massachusetts,
BANs,
2.00% due 5/14/04	48,419	48,506,122
Lynnfield, Massachusetts,
BANs,
2.00% due 3/12/04	12,500	12,503,343
Milton, Massachusetts,
BANs,
2.00% due 10/29/04	36,000	36,226,751
Missouri State Health
and Educational
Facilities Authority,
RANs,
2.25% due 4/23/04	2,150	2,153,072
Moorestown Township,
New Jersey, BANs,
1.75% due 5/27/04	4,000	4,007,055
Paterson, New Jersey,
BANs,
2.00% due 6/25/04	9,745	9,778,665
Philadelphia,
Pennsylvania,TRANs,
2.00% due 6/30/04	40,000	40,136,252
Saint Louis, Missouri,
General Fund
Revenue,TRANs,
2.00% due 6/25/04	20,000	20,065,786
Texas State,TRANs,
2.00% due 8/31/04	2,400	2,412,377
Tisbury, Massachusetts,
BANs,
2.00% due 3/04/04	2,668	2,668,184
Tyngsborough,
Massachusetts, BANs,
2.00% due 11/04/04	24,908	25,063,278
Worcester,
Massachusetts, BANs,
2.00% due 8/31/04	11,195	11,245,097

		284,082,343

General Obligation Bonds
and Notes — 3.0%

Chicago, Illinois,
1.05% due 12/09/04	12,000	12,000,000
Jersey City, New Jersey,
2.00% due 7/02/04	6,880	6,901,734
Mecklenberg County,
North Carolina,
2.00% due 2/01/05	16,133	16,132,901

Tax Free Reserves Portfolio

S C H E D U L E   O F   I N V E S T M E N T S   (Continued)   February 29, 2004

Principal
Amount
Issuer	(000’s omitted)	Value

General Obligation Bonds
and Notes — 3.0% (cont’d)

West Haven,
Connecticut,
2.00% due 7/15/04	$ 20,000	$ 20,078,686

		55,113,321

Variable Rate Demand Notes* — 73.8%

ABN-Amro Munitops
Certificates Trust,
due 4/05/06	16,000	16,000,000
ABN-Amro Munitops
Certificates Trust,
due 3/07/07	4,000	4,000,000
ABN-Amro Munitops
Certificates Trust,
due 7/04/07	5,000	5,000,000
ABN-Amro Munitops
Certificates Trust,
due 9/01/09	4,965	4,965,000
ABN-Amro Munitops
Certificates Trust,
due 12/01/09	15,000	15,000,000
ABN-Amro Munitops
Certificates Trust,
due 2/01/11	8,590	8,590,000
ABN-Amro Munitops
Certificates Trust, AMT,
due 7/05/06	9,000	9,000,000
Alachua County,
Florida, Health Facilities,
due 10/01/32	15,120	15,120,000
Alaska State
Housing Finance Corp.,
AMT,
due 6/01/07	13,490	13,490,000
Atlanta, Georgia, Airport
Revenue,
due 1/01/30	35,500	35,500,000
Atlanta, Georgia, Water
and Wastewater
Revenue,
due 11/01/33	6,000	6,000,000
Blount County,
Tennessee, Public
Building Authority,
due 6/01/26	15,300	15,300,000
Calcasieu Parish, Louisiana
Industrial Development
Board, AMT,
due 6/01/25	3,400	3,400,000
California Housing
Finance Agency
Revenue, AMT,
due 2/01/32	50,000	50,000,000

	Principal
Issuer	Amount	Value

Charleston,
South Carolina,
Waterworks and
Sewer Revenue,
due 1/01/33	$ 8,000	$ 8,000,000
Chattanooga,Tennessee,
Health Education
and Housing,
due 11/01/18	10,000	10,000,000
Chicago, Illinois,
due 1/01/23	29,996	29,996,000
Chicago, Illinois,
O’Hare International
Airport Revenue,
due 7/01/10	17,150	17,150,000
Cincinnati, Ohio,
City School District,
due 6/01/10	3,870	3,870,000
Clark County, Nevada,
Airport Revenue,
AMT,
due 7/01/28	2,875	2,875,000
Clark County, Nevada,
Airport Revenue,
AMT,
due 7/01/36	12,950	12,950,000
Clarksville, Arkansas,
Industrial
Development
Revenue, AMT,
due 8/01/13	2,025	2,025,000
Clarksville,Tennessee,
Public Building
Authority,
due 7/01/31	2,185	2,185,000
Cleveland Cuyahoga
County, Ohio,
due 1/01/33	20,000	20,000,000
Colorado Educational
and Cultural Facilities
Authority,
due 9/01/33	8,100	8,100,000
Colorado Health
Facilities Authority
Revenue,
due 1/01/33	6,000	6,000,000
Delaware State
Economic
Development
Authority, AMT,
due 7/01/28	24,400	24,400,000
Detroit, Michigan,
City School
District,
due 5/01/11	1,750	1,750,000

Tax Free Reserves Portfolio

S C H E D U L E   O F   I N V E S T M E N T S   (Continued)   February 29, 2004

(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 73.8% (cont’d)

District of Columbia
Revenue,
due 3/01/28	$ 2,715	$ 2,715,000
Du Page County,
Illinois,
due 4/01/30	9,855	9,855,000
Du Page County,
Illinois,
due 10/15/38	10,000	10,000,000
Emery County,
Utah, Pollution
Control Revenue,
due 11/01/24	34,400	34,400,000
Everett, Washington,
due 12/01/21	2,600	2,600,000
Franklin County,
Ohio,
Hospital Revenue,
due 11/01/25	20,085	20,085,000
Franklin County,
Ohio, Hospital
Revenue,
due 11/01/33	20,000	20,000,000
Fulton County,
Georgia,
Development
Authority Revenue,
due 12/01/12	2,000	2,000,000
Fulton County,
Georgia,
Development
Authority Revenue,
due 2/01/18	1,720	1,720,000
Georgia Municipal
Gas Authority,
due 1/01/08	56,185	56,185,000
Gwinnett County,
Georgia, Hospital
Authority Revenue,
due 7/01/32	10,000	10,000,000
Gwinnett County,
Georgia, Industrial
Development
Revenue,
due 3/01/17	235	235,000
Gwinnett County,
Georgia, Industrial
Development
Revenue,
due 5/01/22	10,000	10,000,000
Harris County,
Texas, Health
Facilities
Development,
due 2/15/31	34,380	34,380,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Harris County,
Texas, Health

Facilities
Development,
due 12/01/32	$ 37,000	$ 37,000,000
Harris County,
Texas, Health
Facilities
Development,
due 7/01/34	7,350	7,350,000
Hills, Idaho,
Healthcare
Revenue,
due 8/01/32	12,545	12,545,000
Hillsborough County,
Florida,
School Board,
due 1/01/12	7,000	7,000,000
Houston,Texas,
Series A,
due 4/07/04	14,800	14,800,000
Illinois Educational
Facilities Authority
Revenue,
due 7/01/36	15,000	15,000,000
Illinois State,
due 11/01/16	10,375	10,375,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 7/02/04	25,000	25,000,000
Indiana State
Educational
Authority Revenue,
due 7/01/32	2,300	2,300,000
Iowa Higher Education
Loan Authority
Revenue,
due 4/01/33	5,600	5,600,000
Kansas City,
Missouri, Industrial
Development
Authority,
due 4/01/27	7,000	7,000,000
Los Angeles, California,
Regional Airport
Improvement Corp.,
due 12/01/25	21,000	21,000,000
Louisville & Jefferson
Counties, Kentucky,
Regional Airport
Authority, AMT,
due 1/01/29	10,000	10,000,000
Lower Neches Valley
Authority,Texas,
Pollution Control
Revenue,
due 8/16/04	7,600	7,600,000

Tax Free Reserves Portfolio

S C H E D U L E   O F   I N V E S T M E N T S   (Continued)   February 29, 2004

(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 73.8% (cont’d)

Maine Health
and Higher
Educational Facilities,
due 7/01/19	$ 2,565	$ 2,565,000
Maine State Housing
Authority
Mortgage
Purchase,
due 5/15/07	5,540	5,540,000
Maryland State
Health and
Higher Educational
Facilities Authority,
due 7/01/23	12,000	12,000,000
Massachusetts State,
due 1/01/17	14,470	14,470,000
Massachusetts State,
due 8/01/19	21,375	21,375,000
Massachusetts State
Health and
Educational Facilities,
due 2/01/34	15,000	15,000,000
Massachusetts State
Industrial Finance
Agency,
due 11/01/25	1,855	1,855,000
Memphis,Tennessee,
Electrical System
Revenue,
due 12/01/10	9,250	9,250,000
Memphis,Tennessee,
Electrical System
Revenue,
due 12/01/11	19,520	19,520,000
Metropolitan
Government
Nashville and
Davidson County,
Tennessee, Health
and Educational
Facility Board,
due 8/03/04	20,000	20,000,000
Metropolitan
Government
Nashville and
Davidson County,
Tennessee, Health
and Educational
Facility Board,
due 10/01/32	16,775	16,775,000
Michigan State,
due 9/15/08	14,000	14,000,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Minnesota State
Housing Finance
Agency, AMT,
due 12/23/04	$ 8,000	$ 8,000,000
Minnetonka, Minnesota,
Multi-Family
Housing Revenue,
due 11/15/31	5,000	5,000,000
Missouri State
Health and
Education
Facilities Revenue,
due 7/01/18	3,200	3,200,000
Morristown,Tennessee,
Industrial
Development
Board, AMT,
due 2/01/15	4,250	4,250,000
Municipal Securities
Trust Certificates,
due 8/24/11	10,000	10,000,000
Murray City,
Utah, Hospital
Revenue,
due 5/15/36	11,000	11,000,000
New Hampshire State
Housing Finance
Authority,
AMT, due 4/15/33	11,400	11,400,000
New Hampshire
Health and
Education
Facilities
Authority Revenue,
due 7/01/32	2,800	2,800,000
New Hanover County,
North Carolina,
due 3/01/14	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/15	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/16	2,250	2,250,000
New York, New York,
City Transitional
Subseries 1
due 11/01/22	14,100	14,100,000
New York, New York,
City Transitional
Subseries 2
due 11/01/22	8,400	8,400,000
New York, New York,
Subseries 3
City Transitional,
due 11/01/22	24,065	24,065,000

Tax Free Reserves Portfolio

S C H E D U L E   O F   I N V E S T M E N T S   (Continued)   February 29, 2004

(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 73.8% (cont’d)

New York State
Dormitory
Authority,
due 2/15/21	$ 18,000	$ 18,000,000
North Carolina
Capital Facilities
Finance Agency,
due 9/01/31	1,100	1,100,000
North Carolina
Medical Care
Commission,
due 11/15/28	6,840	6,840,000
Oakland, California,
due 1/15/32	6,000	6,000,000
Pennsylvania State,
due 12/01/08	6,745	6,745,000
Pennsylvania State
Turnpike Commission,
due 6/01/11	4,995	4,995,000
Philadelphia,
Pennsylvania,
Hospitals and
Higher Education
Facilties Authority,
due 2/15/14	8,600	8,600,000
Quakertown,
Pennsylvania,
Hospital Authority
Revenue,
due 7/01/05	20,000	20,000,000
Rhode Island State
Health and
Educational
Building Corp.,
due 9/01/32	15,000	15,000,000
Rhode Island State
Industrial Facilities
Corp., AMT,
due 11/01/05	1,060	1,060,000
Rockdale County,
Georgia, Hospital
Authority,
due 10/01/33	14,700	14,700,000
Roswell, Georgia,
Multi-Family
Housing Authority,
due 8/01/27	2,500	2,500,000
Salt Lake County,
Utah,
due 8/01/07	10,000	10,000,000
Seattle, Washington,
Water System
Revenue,
due 3/01/32	26,300	26,300,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Sevier County,
Tennessee, Public
Building Authority,
due 6/01/17	$ 1,185	$ 1,185,000
South Carolina,
Education Facilities
Authority,
due 12/01/22	9,700	9,700,000
South Carolina,
Jobs Economic
Development
Authority,
due 11/01/31	46,400	46,400,000
South Carolina,
Transportation
Infrastructure
Revenue,
due 10/01/21	2,500	2,500,000
South Dakota
State Health
and Educational
Facilities Authority,
due 9/01/27	10,600	10,600,000
Stevenson, Alabama,
Industrial
Development,
Board Revenue,
AMT,
due 2/01/34	15,000	15,000,000
Tarrant County,
Texas, Health
Facilities
Development,
due 11/15/26	915	915,000
University of Alabama,
University Revenues,
due 9/01/31	9,975	9,975,000
University of
South Florida
Foundation Inc.,
due 10/01/33	20,075	20,075,000
University Of
Toledo, Ohio,
due 6/01/32	16,400	16,400,000
Virginia College
Building Authority,
due 9/01/18	4,975	4,975,000
Washington State
Public Power Supply,
due 1/01/05	6,700	6,700,000
Washington State
Public Power Supply,
due 7/01/07	9,600	9,600,000
Weber County, Utah,
Hospital Revenue,
due 2/15/32	14,000	14,000,000

Tax Free Reserves Portfolio

S C H E D U L E   O F   I N V E S T M E N T S   (Continued)   February 29, 2004

(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 73.8% (cont’d)

William S. Hart
Union High School
District, California,
due 1/15/15	$ 6,540	$6,540,000
William S. Hart
Union High School
District, California,
due 1/15/25	11,365	11,365,000
William S. Hart
Union High School
District, California,
due 1/15/36	8,105	8,105,000
Wyoming Building
Corporation
Revenue,
due 10/01/18	2,900	2,900,000

		1,347,501,000

Total Investments,
at Amortized Cost	99.7%	$1,820,284,724
Other Assets,
Less Liabilities	0.3	4,849,277

Net Assets	100.0%	$1,825,134,001

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand
feature under which the Fund could tender
them back to the issuer on no more than
7 days notice.

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)	$1,820,284,724
Cash	111,229
Interest receivable	5,202,082

Total assets	1,825,598,035

Liabilities:
Management fees payable (Note 2)	188,130
Accrued expenses and other liabilities	275,904

Total liabilities	464,034

Net Assets	$1,825,134,001

Represented by:
Paid-in capital for beneficial interests	$1,825,134,001

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S

For the Six Months February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$8,968,433

Expenses
Management fees (Note 2)	$1,751,570
Custody and fund accounting fees	181,414
Trustees’ fees	44,673
Legal fees	32,561
Audit fees	12,300
Miscellaneous	1,614

Total expenses	2,024,132

Less: aggregate amounts waived by the Manager (Note 2)	(706,556)
Less: fees paid indirectly (Note 1D)	(1,119)

Net expenses		1,316,457

Net investment income		7,651,976
Net Realized Gain on Investments		13,191

Net Increase in Net Assets Resulting from Operations		$7,665,167

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Six Months Ended	Year Ended
	February 29, 2004	August 31,
	(Unaudited)	2003

Increase in Net Assets from Operations:
Net investment income	$7,651,976	$17,674,827
Net realized gain (loss) on investments	13,191	(62,203)

Increase in net assets from operations	7,665,167	17,612,624

Capital Transactions:
Proceeds from contributions	3,813,605,439	4,803,864,491
Value of withdrawals	(3,506,698,579)	(4,776,289,886)

Net increase in net assets from capital transactions	306,906,860	27,574,605

Net Increase in Net Assets	314,572,027	45,187,229

Net Assets:
Beginning of period	1,510,561,974	1,465,374,745

End of period	$1,825,134,001	$1,510,561,974

See notes to financial statements

Tax Free Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S   (Unaudited)

1. Significant Accounting Policies Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $1,751,570, of which $706,556 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager

Tax Free Reserves Portfolio

N O T E S  TO  F I N A N C I A L  S T A T E M E N T S   (Unaudited)  (Continued)

or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. InvestmentTransactions Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $8,360,654,652 and $8,027,161,956, respectively, for the six months ended February 29, 2004.

4. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at February 29, 2004, for federal income tax purposes, amounted to $1,820,284,724.

5.Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

6. Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affili-ate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those ben-efits in exchange for arrangements that included a one-time payment from the sub-contractor.

Tax Free Reserves Portfolio

N O T E S  TO  F I N A N C I A L  S T A T E M E N T S   (Unaudited)  (Continued)

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

Tax Free Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

	Six Months Ended	Year Ended August 31,
	February 29, 2004
	(Unaudited)	2003	2002	2001	2000	1999

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$1,825,134	$1,510,562	$1,465,375	$752,379	$675,492	$657,120
Ratio of expenses to
average net assets	0.15% *	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment
income to average
net assets	0.87% *	1.14%	1.64%	3.48%	3.77%	3.11%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.23%	*	0.24%	0.24%	0.29%	0.29%	0.29%
Net investment income to
average net assets	0.79%	*	1.05%	1.55%	3.34%	3.63%	2.98%

* Annualized.

See notes to financial statements

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         No changes.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)   The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
               Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and
               procedures required by Rule 30a-3(b) under the 1940 Act and
               15d-15(b) under the Securities Exchange Act of 1934

         (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year
               (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over
               financial reporting.

ITEM 11. EXHIBITS.

               (a)(2) Attached hereto.

               Exhibit 99.CERT            Certifications pursuant to section
                                          302 of the Sarbanes-Oxley Act of
                                          2002

               (b) Furnished.

               Exhibit 99.906CERT         Certifications pursuant to Section
                                          906 of the Sarbanes-Oxley Act of
                                          2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

TAX FREE RESERVES PORTFOLIO

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     TAX FREE RESERVES PORTFOLIO

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
    (R. Jay Gerken)
    Chief Executive Officer of
    TAX FREE RESERVES PORTFOLIO

Date: May 5, 2004

By: /s/ ANDREW B. SHOUP
    Chief Administrative Officer of
    TAX FREE RESERVES PORTFOLIO

Date: May 5, 2004